NOTE 17 CONVERTIBLE DEBENTURES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NOTE 17 CONVERTIBLE DEBENTURES
Conversion feature, beginning	$ 2,795	$ 22,565	$ 1,038,562
Amount allocated to conversion option	0	753,491	172,386
Amount converted to units	0	(189,735)	(298,247)
Gain on change in fair value of conversion feature	(2,795)	(583,526)	(890,136)
Conversion feature, ending	$ 0	$ 2,795	$ 22,565